COST OF SALES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
COST OF SALES
COST OF SALES
Cost of sales in 2018, 2017 and 2016 amounted to €1,622,905 thousand, €1,650,860 thousand and €1,579,690 thousand, respectively, mainly comprising expenses incurred in the manufacturing and distribution of cars and spare parts, including the engines sold to Maserati and engines rented to other Formula 1 racing teams, of which the cost of materials, components and labor are the most significant elements. The remaining costs primarily relate to depreciation, amortization, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of shipment of the car.
Interest and other financial expenses from financial services companies included within cost of sales in 2018, 2017 and 2016 amounted to €33,828 thousand, €30,945 thousand and €21,307 thousand, respectively.
Cost of sales in 2016 included €36,994 thousand related to the charges for Takata airbag inflator recalls and cost of sales in 2018 included €1,451 thousand related to a partial release of the provision for charges to Takata airbag inflator recalls. See Note 24 “Provisions” for additional details.